J. & W. Seligman & Co.
                                  Incorporated

                                                February 1, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:   Seligman Municipal Series Trust (the "Fund")
      Post-Effective Amendment No. 37
      33 and 40 Act File Nos. 2-92569 and 811-4250

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Fund's Prospectus and Statement of Additional Information, dated February 1, 2006, that would have been filed pursuant to Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 37 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on January 30, 2006.

      If you have any questions, please do not hesitate to contact me at (212) 850-1393.

                                                Very truly yours,

                                                /s/ Christine Brennan

                                                Christine Brennan
                                                Senior Paralegal
                                                Law and Regulation

           100 Park Avenue   New York, New York 10017   (212) 850-1864